Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Barclays Capital Inc., Barclays Bank PLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Bank of America, N.A., Deutsche Bank Securities Inc., Deutsche Bank AG, New York Branch and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage Pass-Through Certificates, Series 2019-TECH (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by two (2) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	MTRO 2019-TECH Accounting Tape (Final).xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to the signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements, indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any exhibits, assumptions or riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any exhibits, assumptions or riders thereof.
•	The phrase “Rent Roll” refers to the rent roll document.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 12, 2018 through January 31, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 31, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage Pass-Through Certificates, Series 2019-TECH

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
1	Property Type	Appraisal Report	None
2	Property Sub-Type	Appraisal Report	None
3	Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip	Appraisal Report	None
7	Market	Appraisal Report	None
8	Year Built	Appraisal Report; Engineering Report	None
9	Year Renovated	Appraisal Report	None	(1)
10	Occupied NRA	Rent Roll	None
11	Vacant NRA	Rent Roll	None
12	Unit of Measure	Rent Roll	None
13	Occupancy Date	Rent Roll	None
14	# of tenants	Rent Roll	None
15	Ownership Interest	Title Policy	None
16	Fully Extended Ground Lease Maturity Date	Ground Lease	None
17	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
18	Mezzanine A Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1.00
19	Individual As-Is Appraised Value Date	Appraisal Report	None
20	Individual As-Is Appraised Value	Appraisal Report	None
21	Origination Date	Loan Agreement	None
22	LIBOR Cap	Interest Rate Cap Agreement	None
23	LIBOR Lookback days	Loan Agreement	None
24	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
25	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
26	Amort Type	Loan Agreement	None
27	Grace Period	Loan Agreement	None
28	First Loan Payment Date	Loan Agreement	None
29	Original Amortization Term (Months)	Loan Agreement	None
30	Original IO Term (Months)	Loan Agreement	None
31	Initial Maturity Date	Loan Agreement	None
32	Floating Rate Component Extensions	Loan Agreement	None
33	Fully Extended Maturity Date	Loan Agreement	None
34	Lockbox	Loan Agreement	None
35	Cash Management Type	Loan Agreement	None
36	Cash Management Trigger	Loan Agreement	None
37	Partial Release Allowed?	Loan Agreement	None
38	Initial Tax Escrow	Loan Agreement; Closing Statement	None
39	Ongoing Tax Escrow Monthly	Loan Agreement	None
40	Tax Escrow Springing Conditions	Loan Agreement	None
41	Initial Insurance Escrow	Loan Agreement; Closing Statement	None
42	Ongoing Insurance Escrow Monthly	Loan Agreement	None
43	Insurance Escrow Springing Conditions	Loan Agreement	None
44	Initial Immediate Repairs Escrow	Loan Agreement; Closing Statement	None
45	Initial Cap Ex Escrow	Loan Agreement; Closing Statement	None
46	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
47	Cap Ex Escrow Springing Conditions	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
48	Initial TI/LC Escrow	Loan Agreement; Closing Statement	None
49	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
50	TI/LC Escrow Springing Conditions	Loan Agreement	None
51	Initial Other Escrow	Loan Agreement; Closing Statement	None
52	Ongoing Other Escrow Monthly	Loan Agreement	None
53	Other Escrow Description	Loan Agreement	None
54	Largest Tenant - Tenant Name	Rent Roll	None	(1), (2)
55	Largest Tenant - Lease Start	Rent Roll	None	(1), (2), (3)
56	Largest Tenant - Lease Exp.	Rent Roll	None	(1), (2), (3)
57	Largest Tenant - NRA	Rent Roll	None	(1), (2)
58	Largest Tenant - UW Base Rent	Rent Roll	None	(1), (2)
59	Largest Tenant - UW Adjusted Base Rent	Rent Roll	None	(1), (2)
60	Largest Tenant - UW Gross Rent	Rent Roll	None	(1), (2)
61	2nd Largest Tenant - Tenant Name	Rent Roll	None	(1), (2)
62	2nd Largest Tenant - Lease Start	Rent Roll	None	(1), (2), (3)
63	2nd Largest Tenant - Lease Exp.	Rent Roll	None	(1), (2), (3)
64	2nd Largest Tenant - NRA	Rent Roll	None	(1), (2)
65	2nd Largest Tenant - UW Base Rent	Rent Roll	None	(1), (2)
66	2nd Largest Tenant - UW Adjusted Base Rent	Rent Roll	None	(1), (2)
67	2nd Largest Tenant - UW Gross Rent	Rent Roll	None	(1), (2)
68	3rd Largest Tenant - Tenant Name	Rent Roll	None	(1), (2)
69	3rd Largest Tenant - Lease Start	Rent Roll	None	(1), (2), (3)
70	3rd Largest Tenant - Lease Exp.	Rent Roll	None	(1), (2), (3)
71	3rd Largest Tenant - NRA	Rent Roll	None	(1), (2)
72	3rd Largest Tenant - UW Base Rent	Rent Roll	None	(1), (2)
73	3rd Largest Tenant - UW Adjusted Base Rent	Rent Roll	None	(1), (2)
74	3rd Largest Tenant - UW Gross Rent	Rent Roll	None	(1), (2)
75	4th Largest Tenant - Tenant Name	Rent Roll	None	(1), (2)
76	4th Largest Tenant - Lease Start	Rent Roll	None	(1), (2), (3)
77	4th Largest Tenant - Lease Exp.	Rent Roll	None	(1), (2), (3)
78	4th Largest Tenant - NRA	Rent Roll	None	(1), (2)
79	4th Largest Tenant - UW Base Rent	Rent Roll	None	(1), (2)
80	4th Largest Tenant - UW Adjusted Base Rent	Rent Roll	None	(1), (2)
81	4th Largest Tenant - UW Gross Rent	Rent Roll	None	(1), (2)
82	5th Largest Tenant - Tenant Name	Rent Roll	None	(1), (2)
83	5th Largest Tenant - Lease Start	Rent Roll	None	(1), (2), (3)
84	5th Largest Tenant - Lease Exp.	Rent Roll	None	(1), (2), (3)
85	5th Largest Tenant - NRA	Rent Roll	None	(1), (2)
86	5th Largest Tenant - UW Base Rent	Rent Roll	None	(1), (2)
87	5th Largest Tenant - UW Adjusted Base Rent	Rent Roll	None	(1), (2)
88	5th Largest Tenant - UW Gross Rent	Rent Roll	None	(1), (2)
89	In-Place Base Rent - 2015	Underwriting File	$1.00
90	In-Place Base Rent - 2016	Underwriting File	$1.00
91	In-Place Base Rent - 2017	Underwriting File	$1.00
92	In-Place Base Rent - TTM Jun-18	Underwriting File	$1.00
93	In-Place Base Rent - 2019 Budget	Underwriting File	$1.00
94	In-Place Base Rent - Citi UW	Underwriting File	$1.00
95	Rent Steps - 2015	Underwriting File	$1.00
96	Rent Steps - 2016	Underwriting File	$1.00
97	Rent Steps - 2017	Underwriting File	$1.00
98	Rent Steps - TTM Jun-18	Underwriting File	$1.00
99	Rent Steps - 2019 Budget	Underwriting File	$1.00
100	Rent Steps - Citi UW	Underwriting File	$1.00
101	Potential Income from Vacant Space - 2015	Underwriting File	$1.00
102	Potential Income from Vacant Space - 2016	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
103	Potential Income from Vacant Space - 2017	Underwriting File	$1.00
104	Potential Income from Vacant Space - TTM Jun-18	Underwriting File	$1.00
105	Potential Income from Vacant Space - 2019 Budget	Underwriting File	$1.00
106	Potential Income from Vacant Space - Citi UW	Underwriting File	$1.00
107	Reimbursements - 2015	Underwriting File	$1.00
108	Reimbursements - 2016	Underwriting File	$1.00
109	Reimbursements - 2017	Underwriting File	$1.00
110	Reimbursements - TTM Jun-18	Underwriting File	$1.00
111	Reimbursements - 2019 Budget	Underwriting File	$1.00
112	Reimbursements - Citi UW	Underwriting File	$1.00
113	Tenant Utilities Reimbursements - 2015	Underwriting File	$1.00
114	Tenant Utilities Reimbursements - 2016	Underwriting File	$1.00
115	Tenant Utilities Reimbursements - 2017	Underwriting File	$1.00
116	Tenant Utilities Reimbursements - TTM Jun-18	Underwriting File	$1.00
117	Tenant Utilities Reimbursements - 2019 Budget	Underwriting File	$1.00
118	Tenant Utilities Reimbursements - Citi UW	Underwriting File	$1.00
119	Gross Potential Rent - 2015	Underwriting File	$1.00
120	Gross Potential Rent - 2016	Underwriting File	$1.00
121	Gross Potential Rent - 2017	Underwriting File	$1.00
122	Gross Potential Rent - TTM Jun-18	Underwriting File	$1.00
123	Gross Potential Rent - 2019 Budget	Underwriting File	$1.00
124	Gross Potential Rent - Citi UW	Underwriting File	$1.00
125	Economic Vacancy - 2015	Underwriting File	$1.00
126	Economic Vacancy - 2016	Underwriting File	$1.00
127	Economic Vacancy - 2017	Underwriting File	$1.00
128	Economic Vacancy - TTM Jun-18	Underwriting File	$1.00
129	Economic Vacancy - 2019 Budget	Underwriting File	$1.00
130	Economic Vacancy - Citi UW	Underwriting File	$1.00
131	Parking Income - 2015	Underwriting File	$1.00
132	Parking Income - 2016	Underwriting File	$1.00
133	Parking Income - 2017	Underwriting File	$1.00
134	Parking Income - TTM Jun-18	Underwriting File	$1.00
135	Parking Income - 2019 Budget	Underwriting File	$1.00
136	Parking Income - Citi UW	Underwriting File	$1.00
137	Other Income - 2015	Underwriting File	$1.00
138	Other Income - 2016	Underwriting File	$1.00
139	Other Income - 2017	Underwriting File	$1.00
140	Other Income - TTM Jun-18	Underwriting File	$1.00
141	Other Income - 2019 Budget	Underwriting File	$1.00
142	Other Income - Citi UW	Underwriting File	$1.00
143	Percentage Rent (Schedule B) - 2015	Underwriting File	$1.00
144	Percentage Rent (Schedule B) - 2016	Underwriting File	$1.00
145	Percentage Rent (Schedule B) - 2017	Underwriting File	$1.00
146	Percentage Rent (Schedule B) - TTM Jun-18	Underwriting File	$1.00
147	Percentage Rent (Schedule B) - 2019 Budget	Underwriting File	$1.00
148	Percentage Rent (Schedule B) - Citi UW	Underwriting File	$1.00
149	EGI - 2015	Underwriting File	$1.00
150	EGI - 2016	Underwriting File	$1.00
151	EGI - 2017	Underwriting File	$1.00
152	EGI - TTM Jun-18	Underwriting File	$1.00
153	EGI - 2019 Budget	Underwriting File	$1.00
154	EGI - Citi UW	Underwriting File	$1.00
155	Management Fee - 2015	Underwriting File	$1.00
156	Management Fee - 2016	Underwriting File	$1.00
157	Management Fee - 2017	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
158	Management Fee - TTM Jun-18	Underwriting File	$1.00
159	Management Fee - 2019 Budget	Underwriting File	$1.00
160	Management Fee - Citi UW	Underwriting File	$1.00
161	Payroll & Benefits - 2015	Underwriting File	$1.00
162	Payroll & Benefits - 2016	Underwriting File	$1.00
163	Payroll & Benefits - 2017	Underwriting File	$1.00
164	Payroll & Benefits - TTM Jun-18	Underwriting File	$1.00
165	Payroll & Benefits - 2019 Budget	Underwriting File	$1.00
166	Payroll & Benefits - Citi UW	Underwriting File	$1.00
167	Salaries & Wages - 2015	Underwriting File	$1.00
168	Salaries & Wages - 2016	Underwriting File	$1.00
169	Salaries & Wages - 2017	Underwriting File	$1.00
170	Salaries & Wages - TTM Jun-18	Underwriting File	$1.00
171	Salaries & Wages - 2019 Budget	Underwriting File	$1.00
172	Salaries & Wages - Citi UW	Underwriting File	$1.00
173	Contract Services - 2015	Underwriting File	$1.00
174	Contract Services - 2016	Underwriting File	$1.00
175	Contract Services - 2017	Underwriting File	$1.00
176	Contract Services - TTM Jun-18	Underwriting File	$1.00
177	Contract Services - 2019 Budget	Underwriting File	$1.00
178	Contract Services - Citi UW	Underwriting File	$1.00
179	General Operating Expenses - 2015	Underwriting File	$1.00
180	General Operating Expenses - 2016	Underwriting File	$1.00
181	General Operating Expenses - 2017	Underwriting File	$1.00
182	General Operating Expenses - TTM Jun-18	Underwriting File	$1.00
183	General Operating Expenses - 2019 Budget	Underwriting File	$1.00
184	General Operating Expenses - Citi UW	Underwriting File	$1.00
185	CAM Expenses - 2015	Underwriting File	$1.00
186	CAM Expenses - 2016	Underwriting File	$1.00
187	CAM Expenses - 2017	Underwriting File	$1.00
188	CAM Expenses - TTM Jun-18	Underwriting File	$1.00
189	CAM Expenses - 2019 Budget	Underwriting File	$1.00
190	CAM Expenses - Citi UW	Underwriting File	$1.00
191	Repairs & Maintenance - 2015	Underwriting File	$1.00
192	Repairs & Maintenance - 2016	Underwriting File	$1.00
193	Repairs & Maintenance - 2017	Underwriting File	$1.00
194	Repairs & Maintenance - TTM Jun-18	Underwriting File	$1.00
195	Repairs & Maintenance - 2019 Budget	Underwriting File	$1.00
196	Repairs & Maintenance - Citi UW	Underwriting File	$1.00
197	Utilities - 2015	Underwriting File	$1.00
198	Utilities - 2016	Underwriting File	$1.00
199	Utilities - 2017	Underwriting File	$1.00
200	Utilities - TTM Jun-18	Underwriting File	$1.00
201	Utilities - 2019 Budget	Underwriting File	$1.00
202	Utilities - Citi UW	Underwriting File	$1.00
203	Tenant Utilities - 2015	Underwriting File	$1.00
204	Tenant Utilities - 2016	Underwriting File	$1.00
205	Tenant Utilities - 2017	Underwriting File	$1.00
206	Tenant Utilities - TTM Jun-18	Underwriting File	$1.00
207	Tenant Utilities - 2019 Budget	Underwriting File	$1.00
208	Tenant Utilities - Citi UW	Underwriting File	$1.00
209	General & Administrative - 2015	Underwriting File	$1.00
210	General & Administrative - 2016	Underwriting File	$1.00
211	General & Administrative - 2017	Underwriting File	$1.00
212	General & Administrative - TTM Jun-18	Underwriting File	$1.00
213	General & Administrative - 2019 Budget	Underwriting File	$1.00
214	General & Administrative - Citi UW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
215	Legal & Professional - 2015	Underwriting File	$1.00
216	Legal & Professional - 2016	Underwriting File	$1.00
217	Legal & Professional - 2017	Underwriting File	$1.00
218	Legal & Professional - TTM Jun-18	Underwriting File	$1.00
219	Legal & Professional - 2019 Budget	Underwriting File	$1.00
220	Legal & Professional - Citi UW	Underwriting File	$1.00
221	Insurance - 2015	Underwriting File	$1.00
222	Insurance - 2016	Underwriting File	$1.00
223	Insurance - 2017	Underwriting File	$1.00
224	Insurance - TTM Jun-18	Underwriting File	$1.00
225	Insurance - 2019 Budget	Underwriting File	$1.00
226	Insurance - Citi UW	Underwriting File	$1.00
227	Real Estate Taxes - 2015	Underwriting File	$1.00
228	Real Estate Taxes - 2016	Underwriting File	$1.00
229	Real Estate Taxes - 2017	Underwriting File	$1.00
230	Real Estate Taxes - TTM Jun-18	Underwriting File	$1.00
231	Real Estate Taxes - 2019 Budget	Underwriting File	$1.00
232	Real Estate Taxes - Citi UW	Underwriting File	$1.00
233	Ground Rent - 2015	Underwriting File	$1.00
234	Ground Rent - 2016	Underwriting File	$1.00
235	Ground Rent - 2017	Underwriting File	$1.00
236	Ground Rent - TTM Jun-18	Underwriting File	$1.00
237	Ground Rent - 2019 Budget	Underwriting File	$1.00
238	Ground Rent - Citi UW	Underwriting File	$1.00
239	Sundry - 2015	Underwriting File	$1.00
240	Sundry - 2016	Underwriting File	$1.00
241	Sundry - 2017	Underwriting File	$1.00
242	Sundry - TTM Jun-18	Underwriting File	$1.00
243	Sundry - 2019 Budget	Underwriting File	$1.00
244	Sundry - Citi UW	Underwriting File	$1.00
245	Non-Reimbursable - 2015	Underwriting File	$1.00
246	Non-Reimbursable - 2016	Underwriting File	$1.00
247	Non-Reimbursable - 2017	Underwriting File	$1.00
248	Non-Reimbursable - TTM Jun-18	Underwriting File	$1.00
249	Non-Reimbursable - 2019 Budget	Underwriting File	$1.00
250	Non-Reimbursable - Citi UW	Underwriting File	$1.00
251	Garage - 2015	Underwriting File	$1.00
252	Garage - 2016	Underwriting File	$1.00
253	Garage - 2017	Underwriting File	$1.00
254	Garage - TTM Jun-18	Underwriting File	$1.00
255	Garage - 2019 Budget	Underwriting File	$1.00
256	Garage - Citi UW	Underwriting File	$1.00
257	Total Expenses - 2015	Underwriting File	$1.00
258	Total Expenses - 2016	Underwriting File	$1.00
259	Total Expenses - 2017	Underwriting File	$1.00
260	Total Expenses - TTM Jun-18	Underwriting File	$1.00
261	Total Expenses - 2019 Budget	Underwriting File	$1.00
262	Total Expenses - Citi UW	Underwriting File	$1.00
263	Net Operating Income - 2015	Underwriting File	$1.00
264	Net Operating Income - 2016	Underwriting File	$1.00
265	Net Operating Income - 2017	Underwriting File	$1.00
266	Net Operating Income - TTM Jun-18	Underwriting File	$1.00
267	Net Operating Income - 2019 Budget	Underwriting File	$1.00
268	Net Operating Income - Citi UW	Underwriting File	$1.00
269	TI/LC - 2015	Underwriting File	$1.00
270	TI/LC - 2016	Underwriting File	$1.00
271	TI/LC - 2017	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-TECH

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level	Footnotes
272	TI/LC - TTM Jun-18	Underwriting File	$1.00
273	TI/LC - 2019 Budget	Underwriting File	$1.00
274	TI/LC - Citi UW	Underwriting File	$1.00
275	Replacement Reserves - 2015	Underwriting File	$1.00
276	Replacement Reserves - 2016	Underwriting File	$1.00
277	Replacement Reserves - 2017	Underwriting File	$1.00
278	Replacement Reserves - TTM Jun-18	Underwriting File	$1.00
279	Replacement Reserves - 2019 Budget	Underwriting File	$1.00
280	Replacement Reserves - Citi UW	Underwriting File	$1.00
281	Net Cash Flow - 2015	Underwriting File	$1.00
282	Net Cash Flow - 2016	Underwriting File	$1.00
283	Net Cash Flow - 2017	Underwriting File	$1.00
284	Net Cash Flow - TTM Jun-18	Underwriting File	$1.00
285	Net Cash Flow - 2019 Budget	Underwriting File	$1.00
286	Net Cash Flow - Citi UW	Underwriting File	$1.00

(1)	If the Source Document related to the Specified Attribute was not included in the Loan File, or the Specified Attribute was not stated in the Source Document provided, "NAP" was utilized.
(2)	Largest tenants were ranked based on the aggregate gross rent at the respective property.
(3)	If a tenant had multiple leases at a property, the lease start date and lease expiration date related to the largest lease (based on gross rent), were utilized.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-TECH

Recalculated Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Total NRA	A recalculation based on the Final Data File in which the Occupied NRA and Vacant NRA were summed.	None
2	Occupancy (%)	A recalculation based on the Final Data File in which the Occupied NRA was divided by the Total NRA.	None
3	WA Lease Expiration Date	A recalculation based on the Rent Roll in which the lease expiration date for each tenant was multiplied by the corresponding gross rent associated with the respective tenant's lease. These amounts were then summed for each property and the resulting values were divided by the aggregate gross rent of the respective property.

		For purposes of this recalculation, for tenants that are operating on a month-to-month lease agreement, we set the lease expiration date equal to the Cut-off Date.	None
4	WA Lease Term Remaining	A recalculation based on the Final Data File in which the number of days remaining between the Cut-off Date and the weighted average lease expiration date were counted for each property. The resulting amounts were then divided by 365.	None
5	Mortgage Loan Cut-off Date Balance per SF	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Total NRA.	$1.00
6	% of Mortgage Loan Cut-off Date Balance	A recalculation based on the Final Data File in which the property level Mortgage Loan Cut-off Date Balance was divided by the loan level Mortgage Loan Cut-off Date Balance.	$1.00
7	Total Loan Cut-off Date Balance ($)	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance and Mezzanine A Loan Cut-off Date Balance ($), were summed.	$1.00
8	Total Loan Cut-off Date Balance per SF	A recalculation based on the Final Data File in which the Total Loan Cut-off Date Balance ($) was divided by the Total NRA.	$1.00
9	Individual As-Is Appraised Value per SF	A recalculation based on the Final Data File in which the Individual As-Is Appraised Value was divided by the Total NRA.	$1.00
10	Mortgage Loan Monthly Debt Service Payment	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the Assumed LIBOR and Mortgage Loan Trust Margin, (ii) the Interest Calculation (30/360 / Actual/360) method (which equals 365/360) divided by 12, and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied.	$1.00
11	Mortgage Loan Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mortgage Loan Monthly Debt Service Payment was multiplied by 12.	$1.00
12	Mezzanine Loan Annual Debt Service Payment	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the Assumed LIBOR and Mezzanine Loan Margin (ii) the mezzanine loan interest calculation method (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan A Cut-off Date Balance, were multiplied. The resulting amount was then multiplied by 12.	$1.00
13	Total Loan Annual Debt Service Payment	A recalculation based on the Final Data File in which the Mortgage Loan Annual Debt Service Payment and Mezzanine Loan Annual Debt Service Payment, were summed.	$1.00
14	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the LIBOR Cap and Mortgage Loan Trust Margin, (ii) the Interest Calculation (30/360 / Actual/360) method (which equals 365/360) divided by 12, and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied. The resulting amount was then multiplied by 12.	$1.00
15	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	A recalculation based on the Final Data File and Mezzanine Loan Agreement in which (i) the sum of the LIBOR Cap and Mezzanine Loan Margin (ii) the mezzanine loan interest calculation method (which equals 365/360) divided by 12, and (iii) the Mezzanine Loan A Cut-off Date Balance, were multiplied. The resulting amount was then multiplied by 12.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-TECH

Recalculated Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
16	Total Loan Annual Debt Service Payment at LIBOR Cap	A recalculation based on the Final Data File in which the Mortgage Loan Annual Debt Service Payment at LIBOR Cap and the Mezzanine Loan Annual Debt Service Payment at LIBOR Cap, were summed.	$1.00
17	Seasoning	A recalculation based on the Final Data File in which the number of monthly payments occurring between the First Loan Payment Date, through and including, the Cut-off Date, were counted.	None
18	Original Term to Maturity (Months)	A recalculation based on the Final Data File in which the number of monthly payments between the First Loan Payment Date, through and including the Initial Maturity Date, were counted.	None
19	Remaining Term to Maturity (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Initial Original Term to Maturity (Months).	None
20	Remaining Amortization Term (Months)	Set equal to the Original Amortization Term (Months), given this is an interest only loan.	None
21	Remaining IO Term (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Original IO Term (Months).	None
22	Floating Rate Component Prepayment Provision	A recalculation based on the Loan Agreement in which the number of monthly payments associated with the loan's spread maintenance premium period and open period, from and including, the First Loan Payment Date, through and including, the Initial Maturity Date, were counted.

		For purposes of this recalculation, if the spread maintenance premium was 0% on any given payment date, it was counted in the open period.	None
23	Mortgage Loan Cut-off Date LTV	A recalculation based on the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Individual As-Is Appraised Value.	0.1%
24	Mortgage Loan Balloon LTV	A recalculation based on the Final Data File in which the mortgage loan maturity balance was divided by the Individual As-Is Appraised Value. For purposes of this recalculation, the mortgage loan maturity balance was set equal to the Mortgage Loan Cut-off Date Balance, given this is an interest only loan.	0.1%
25	Mortgage Loan UW NOI Debt Yield	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Mortgage Loan Cut-off Date Balance.	0.1%
26	Mortgage Loan UW NCF Debt Yield	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Mortgage Loan Cut-off Date Balance.	0.1%
27	Mortgage Loan UW NOI DSCR	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Mortgage Loan Annual Debt Service Payment.	0.01x
28	Mortgage Loan UW NCF DSCR	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Mortgage Loan Annual Debt Service Payment.	0.01x
29	Mortgage Loan UW NOI DSCR at LIBOR Cap	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Mortgage Loan Annual Debt Service Payment at LIBOR Cap.	0.01x
30	Mortgage Loan UW NCF DSCR at LIBOR Cap	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Mortgage Loan Annual Debt Service Payment at LIBOR Cap.	0.01x
31	Total Loan Cut-off Date LTV	A recalculation based on the Final Data File in which the Total Loan Cut-off Date Balance ($) was divided by the Individual As-Is Appraised Value.	0.1%
32	Total Loan Balloon LTV	Set equal to the Total Loan Cut-off Date LTV, given this is an interest only loan.	0.1%

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	13

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-TECH

Recalculated Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
33	Total Loan UW NOI Debt Yield	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Total Loan Cut-off Date Balance ($).	0.1%
34	Total Loan UW NCF Debt Yield	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Total Loan Cut-off Date Balance ($).	0.1%
35	Total Loan UW NOI DSCR	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Total Loan Annual Debt Service Payment.	0.01x
36	Total Loan UW NCF DSCR	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Total Loan Annual Debt Service Payment.	0.01x
37	Total Loan UW NOI DSCR at LIBOR Cap	A recalculation based on the Final Data File in which the Net Operating Income - Citi UW was divided by the Total Loan Annual Debt Service Payment at LIBOR Cap.	0.01x
38	Total Loan UW NCF DSCR at LIBOR Cap	A recalculation based on the Final Data File in which the Net Cash Flow - Citi UW was divided by the Total Loan Annual Debt Service Payment at LIBOR Cap.	0.01x

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	14

MTRO Commercial Mortgage Trust 2019-TECH, Commercial Mortgage	Exhibit C
Pass-Through Certificates, Series 2019-TECH

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Property ID
2	Property Name
3	Assumed LIBOR
4	Mortgage Loan Trust Margin
5	Mezzanine Loan Margin
6	Administrative Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	15